Financial Liabilities at Amortised Cost (Details) - Schedule of Maturities of Senior Bonds - Senior bonds - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	$ 7,643,750	$ 8,067,274
Due within 1 year
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	2,365,011	2,646,294
Due after 1 year but within 2 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	1,215,822	1,329,369
Due after 2 year but within 3 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	750,329	991,289
Due after 3 year but within 4 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	642,855	600,858
Due after 4 year but within 5 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	562,375	530,873
Due after 5 years
Schedule of maturities of senior bonds [Abstract]
Total senior bonds	$ 2,107,358	$ 1,968,591